Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management fees [Member]
Related Party Transaction [Line Items]
Related party	$ 2,574,440	$ 1,672,440	$ 1,606,440
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	1,973,331	1,856,361	2,253,979
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	43,000	18,000	57,000
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	480,000	310,000	289,583
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	412,021	412,470	400,072
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	1,523,500	865,000	355,000
Commissions-vessels sold [Member]
Related Party Transaction [Line Items]
Related party	0	420,000	430,000
Rental expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 78,761	$ 77,584	$ 65,104